CONTINGENCIES	12 Months Ended
Dec. 31, 2011
CONTINGENCIES
CONTINGENCIES

28.          CONTINGENCIES

(a) In May 2007, Frank H. Migl and several other plaintiffs brought a lawsuit against Watson Pipe, Inc., Atlas Tubular, L.P., Halliburton Energy Services, Inc. and Xxtreme Inspection in a district court in Lavaca County, Texas. The plaintiffs alleged that a casing pipe ruptured in one of the plaintiffs’ oil and gas wells, which caused over $7,000 in damages. In 2008, the plaintiffs amended the petition to add WSP China as a defendant, and one of the defendants filed a petition against WSP China as third-party defendant, alleging that WSP China supplied defective products for the operation. The Company has denied the claims and intends to defend itself against the claims. In January 2011, a settlement amount of $800 was reached for this case, which was fully paid in February 2011. The Company recognized the expenses during year ended December 31, 2010.

(b) In December 2008, SB International, Inc., a Texas corporation, brought a case against Houston OCTG, WSP China, Mr. Piao and certain other individuals in a district court in Dallas County, Texas, alleging that the defendants interfered with the plaintiff’s contracts and business relations with its customers. The petition also contained claims for theft of information, conversion, breach of fiduciary duty, misappropriation of confidential information, fraud and conspiracy. There is no specific amount of damages claimed in the petition. The Company filed a counterclaim against SB International, Inc. and certain other plaintiffs, requesting for declaratory judgment and claims for breach of fiduciary duty, negligence, constructive fraud, request for accounting and breach of contract. In February 2011, this case was settled for $7,800. The Company recognized the expenses during year ended December 31, 2010.

(c) In April 2009, seven companies and the United Steelworkers Union in the United States of America filed a petition with the International Trade Commission (“ITC”) and the Department of Commerce (“DOC”), alleging that China-based OCTG manufacturers unfairly dumped OCTG products in the United States market and that Chinese producers were benefitting from massive government subsidies. WSP China was named as one of the major Chinese exporters of the OCTG products to the United States and was included as one of the mandatory respondent companies to the United States government’s countervailing duty investigation. On September 8, 2009, a preliminary determination was issued with a countervailing duty rate of 24.92% assigned to WSP China. On December 7, 2009, the DOC published its final determination in the countervailing duties investigation with a rate of 14.61% assigned to WSP China. The rate was subsequently changed to 14.95% in January 2010 due to certain ministerial errors made by the DOC. WSP China was not classified as a mandatory respondent to the anti-dumping investigation and participated in this case as a separate rate respondent. In November 2009, the Company received a preliminary anti-dumping rate of 36.53% which was based on the average dumping rates of other OCTG producers that were selected as mandatory respondents. On April 9, 2010, the DOC announced its final determination in the anti-dumping investigation with a rate of 29.94% assigned to WSP China. In May 2010, the ITC made a final ruling which requires all Chinese exports of OCTG products to the United States, including WSP China’s products, be charged up to about 32.07% anti-dumping duties and 14.95% countervailing duties.

(d) In August 2009, Western Oil Gas Development Corp. brought a lawsuit against WSP China, J&B Pipe Supply, Inc., SB International, Inc. and certain other party in a district court in Canadian County, Oklahoma. The plaintiff alleged that a casing pipe provided by WSP China caused damages to its well. The plaintiff claimed total damages in the amount of approximately $9,500. J&B Pipe Supply, Inc. and SB International, Inc. have filed cross claims against WSP China for indemnification and breach of warranty. The Company has denied the claims and intends to defend itself against the claims. In June 2011, this case was settled for $4,475. The Company recognized the expenses of $466 during year ended December 31, 2010, with the remaining balance being settled through insurance.

(e) In December 2009, Dewbre Petroleum Corporation brought a lawsuit against SB International, Inc., Tubular Synergy Group, LP, Padre Tubular Resources, Inc. and Xxtreme Pipe Storage, LLC in a district court in Nueces County, Texas. The plaintiff alleged that a defective pipe caused damages to its well. In January 2010, the plaintiffs amended the petition to add WSP China as a defendant, alleging that WSP China supplied the defective pipe. The plaintiff claimed total damages in the amount of approximately $20,800. In May 2011, a settlement amount of $4,296 was reached for this case. In June 2011, the Company paid $420 in settlement of the case, with the remaining balance being settled through insurance. The Company recognized the expenses of $420 during year ended December 31, 2010.

(f) In April, 2010, Penn Virginia Oil & Gas, L. P., as the plaintiff, brought a lawsuit against WSP China and certain other parties in a district court in Panola County, Texas, alleging that WSP China supplied a defective casing pipe, which caused a failed operation in an oil and gas well. The plaintiff claimed total damages in the amount of approximately $4,800. In January 2011, a settlement amount of $2,300 was reached for this case. In March 2011, the Company paid $276 in settlement of the case, with the remaining balance being settled through insurance. The Company recognized the expenses of $276 during year ended December 31, 2010, with the remaining balance being settled through insurance.

(g) In May 2010, Chesapeake Louisiana, L.P. and certain other parties, as the plaintiffs, brought a lawsuit against WSP China and certain other parties in a district court in Desoto Parish, Louisiana, alleging that WSP China supplied a defective casing pipe, which caused a failed operation in an oil and gas well. Certain landowners who were affected by the failed oil and gas well operation mentioned above, have filed a lawsuit against Chesapeake Louisiana, L.P. in the District Court of Desoto Parish, Louisiana in November 2009. In May 2010, the plaintiffs amended the petition to name WSP China as a co-defendant in the lawsuit. There is no specific amount of damages claimed in the petition. The Company intends to vigorously defend itself against the claims.

(h) In August 2010, Trident Steel Corporation filed a Third Amended Third-Party Petition against Minmetals, Inc. and WSP China in a district court in Lipscomb County, Texas, stating that it fulfilled the Mewbourne Oil Company’s purchase order using the casing pipes manufactured by Minmetals, Inc. and WSP China and seeking indemnification from Minmetals, Inc. and WSP China for breach of warranty. The total amount of indemnification is unclear now. The Company has denied the claims and intends to vigorously defend itself against the claims.

(i) In March 2011, Cimarex Energy Co. filed a lawsuit against WSP China, Houston OCTG and other defendants in Nueces County, Texas, seeking total damages in the amount of $11,000 resulting from defects in casing pipes provided by the Company. In March 2012, this case was settled for $5,000. The Company recognized the expenses of $5,000 during year ended December 31, 2011.

In addition to the contingencies mentioned above, the Company is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Company.

Based on the information currently available, the Company was unable to make a reasonable estimate of any further liability because of the uncertainty related to the outcome and/or the amount or range of loss. Accordingly, the Company did not accrue any provision for the contingencies as of December 31, 2011, other than those settled as described above.

Bill financing

In the years ended December 31, 2009, 2010 and 2011 and to date in 2012, the Company has used a portion of its credit facilities from certain banks as bill financing to fund a portion of its working capital requirements and business operational needs.

The Company entered into certain bill financing arrangements where the amounts of bank and commercial acceptance notes drawn down on the banks under the facilities were greater than its real expectation of purchasing needs from suppliers, which included both the Company’s subsidiaries and third parties. On some occasions, the same purchase contracts (required for the issuance of bank acceptance notes under the bill financing facilities) were presented to two or more different banks to obtain financing. A portion of the notes the Company issued to its subsidiaries and third-party suppliers were then presented by the relevant suppliers to the banks for collection of an amount equal to the face value of the notes after deducting interest. Cash received from the notes presented in excess of the actual amount of purchases was then provided to the Company and utilized for operational purposes. Such transactions have been accounted as financing transactions with the banks.

The total amount of the bill financing, being the difference between the aggregate amount of such bank and commercial acceptance notes issued and the aggregate amount of related actual purchases, was approximately RMB1,684,000 ($246,600), RMB323,600 ($48,900) and RMB1,419,000 ($225,200) in 2009, 2010 and 2011, respectively. Excluding the cash deposits that the Company paid upfront to the endorsing banks pursuant to the arrangements, the funding we obtained from the banks through this kind of bill financing in 2009, 2010 and 2011 was estimated to be approximately RMB438,200 ($66,200), RMB354,800 million ($54,800) and RMB323,600 ($51,400), respectively.